Note 15 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Properties, Plants, Equipment and Mineral Interests, and Lease Commitments
Note 15: Properties, Plants, Equipment and Mineral Interests, and Lease Commitments
Properties, Plants, Equipment and Mineral Interests
Our major components of properties, plants, equipment, and mineral interests are (in thousands
):

	December 31,
	2023	2022
Mining properties, including asset retirement obligations	$911,018	$871,027
Development costs	630,391	588,298
Plants and equipment	1,666,577	1,514,906
Land	35,112	35,644
Mineral interests	1,164,390	1,171,261
Construction in progress	121,022	134,600

	4,528,510	4,315,736
Less accumulated depreciation, depletion and amortization	1,862,260	1,745,946

Net carrying value	$2,666,250	$2,569,790

During 2023, we incurred total capital expenditures of $223.9 million. This excludes non-cash items for equipment acquired under finance leases and adjustments for asset retirement obligations, and includes acquisitions of mineral interests and land. The expenditures included $65.3 million at Lucky Friday, $43.5 million at Greens Creek, $70.1 million at Casa Berardi and $44.7 million at Keno Hill.
Mineral interests include amounts for value beyond proven and probable reserves (“VBPP”) related to mines and exploration or pre-development interests acquired by us which are not depleted until the mineralized material they relate to is converted to proven and probable reserves. As of December 31, 2023, mineral interests included VBPP assets of $323.6 million, $383.6 million, $86.3 million and $102.1 million
,
respectively, at Casa Berardi, Other, Greens Creek and Keno Hill, along with various other properties. As of December 31, 2022, mineral interests included VBPP assets of $323.6 million, $383.6 million, $93.8 million
,
and $102.1 million respectively, at Casa Berardi, Other, Greens Creek, and Keno Hill along with various other properties.
Finance Leases
We periodically enter into lease agreements, primarily for equipment at our operations, which we have determined to be finance leases.
As
of
December 31, 2023 and 2022, we have recorded $106.9 million and $90.8 million, respectively, for the gross amount of assets acquired under the finance leases and $86.5 million and $67.7 million, respectively, in accumulated depreciation on those assets, classified as plants and equipment in
Properties, plants, equipment and mineral interests
. See
Note 9
for information on future obligations related to our finance leases.